Derivative financial instruments - Assets and liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 € / $	Dec. 31, 2018 ¥ / $	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018
Disclosure of detailed information about hedges
Non-current assets		$ 504	$ 343				$ 157
Current assets		28	27				258
Current liabilities		(24)	(18)				(27)
Non-current liabilities		(4)	(117)				(4)
Total		504	$ 235				384
Interest rate on borrowings			5.90%
Fair value		$ 19,280	$ 18,174				19,588
Exchange rate	78.01			1.09	6.68
Basis spread on variable interest rate	1.27%
1.95% Callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges							750
Borrowings							1,000
Interest rate on borrowings		1.95%	1.95%					1.95%
0.25% Callable bond
Disclosure of detailed information about hedges
Borrowings | €						€ 500
Interest rate on borrowings		0.25%	0.25%					0.25%
0.75% Callable bond
Disclosure of detailed information about hedges
Borrowings | €						900
Interest rate on borrowings		0.75%	0.75%					0.75%
1.25% Callable bond
Disclosure of detailed information about hedges
Borrowings | €						800
Interest rate on borrowings		1.25%	1.25%					1.25%
0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges | €						450
Borrowings | €						750
Interest rate on borrowings		0.875%	0.875%					0.875%
Interest rate swaps | Instruments designated at fair value through profit and loss
Disclosure of detailed information about hedges
Non-current assets		$ 53	$ 65				40
Total		53	65				40
Cross currency swaps | Japanese yen
Disclosure of detailed information about hedges
Current assets						750	750
Interest rate on borrowings								0.3452%
Fair value		223	242				213
Cross currency swaps | Chinese Renminbi
Disclosure of detailed information about hedges
Current assets						69	69
Interest rate on borrowings								4.796%
Fair value		11	29
Amount matured	$ 151
Other derivatives
Disclosure of detailed information about hedges
Current assets		16	8				45
Current liabilities		(21)	(18)				(27)
Total		(5)	(10)				18
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges | €						300
Instruments in a fair value hedge relationship | Interest rate swaps
Disclosure of detailed information about hedges
Current assets			19
Current liabilities		(3)
Non-current liabilities			(2)
Total		(3)	17
Instruments in a fair value hedge relationship | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		31					16
Total		31					16
Interest rate on borrowings								2.70%
Fair value		197	(115)				101
Exchange rate | € / $				1.14
Instruments designated in cash flow hedge
Disclosure of detailed information about hedges
Ineffectiveness on net investment hedge taken to profit	0	0	0
Instruments designated in cash flow hedge | 0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges | €						450
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		197					101
Non-current liabilities			(115)
Total		197	(115)				101
Notional amount | €						€ 2,200
Investments in foreign operations
Disclosure of detailed information about hedges
Fair value		1,206	1,400				1,106
Investments in foreign operations | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		223	278
Current assets		12					213
Non-current liabilities		(4)					(4)
Total		231	278				209
Investments in foreign operations | Cross currency swaps | Chinese Renminbi
Disclosure of detailed information about hedges
Fair value			$ 7
Fair value		$ 4					$ 4
Net investment hedge
Disclosure of detailed information about hedges
Ineffectiveness on net investment hedge taken to profit	$ 0